                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21591
                                     -------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                          64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:           816-531-5575
                                                     ---------------------------

Date of fiscal year end:       07-31
                            ----------------------------------------------------

Date of reporting period:      10-31-2005
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2015 PORTFOLIO
OCTOBER 31, 2005

[american century investments logo and text logo]

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 45.3%
           185,607  Income  Growth Fund
                    Institutional Class                            $   5,683,286
           802,232  Large Company Value Fund
                    Institutional Class                                5,214,508
            98,429  Real Estate Fund
                    Institutional Class                                2,656,599
           100,503  Small Company Fund
                    Institutional Class                                1,048,246
           143,994  Ultra Fund Institutional Class(2)                  4,230,544
           350,368  Value Fund Institutional Class                     2,585,716
           141,249  Vista Fund Institutional Class(2)                  2,149,810
                                                                 ---------------
                                                                      23,568,709
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.2%
         1,504,196  Diversified Bond Fund
                    Institutional Class                               15,041,960
           298,876  High-Yield Fund Institutional Class                1,891,885
           170,800  Inflation-Adjusted Bond Fund
                    Institutional Class                                1,883,924
                                                                 ---------------
                                                                      18,817,769
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 8.5%
           149,358  Emerging Markets Fund
                    Institutional Class                                1,139,602
           344,804  International Growth Fund
                    Institutional Class                                3,289,430
                                                                 ---------------
                                                                       4,429,032
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 4.9%
           190,043  International Bond Fund
                    Institutional Class                                2,559,879
                                                                 ---------------
MONEY MARKET FUNDS - 5.0%
         2,603,245  Premium Money Market Fund
                    Investor Class                                     2,603,245
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   51,978,634
                                                                 ---------------
(Cost $51,441,286)

OTHER ASSETS AND LIABILITIES - 0.1%                                       74,782
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  52,053,416
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 51,465,608
                                                                 ===============
Gross tax appreciation of investments                              $  1,053,738
Gross tax depreciation of investments                                  (540,712)
                                                                 ---------------
Net tax appreciation of investments                                $    513,026
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                   OCTOBER 31, 2005
                                                  PURCHASE    SALES     REALIZED  DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND                                COST       COST    GAIN(LOSS)  RECEIVED(1)   BALANCE       VALUE
----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2015 PORTFOLIO

Income & Growth Fund Institutional Class         $1,029,242  $ 69,196  $   (388)     $ 23,785     185,607  $ 5,683,286
Large Company Value Fund Institutional Class        936,263    62,640      (193)       18,635     802,232    5,214,508
Real Estate Fund Institutional Class                467,536    32,223      (871)       19,725      98,429    2,656,599
Small Company Fund Institutional Class              186,977    12,698      (169)        1,752     100,503    1,048,246
Ultra Fund Institutional Class(2)                   748,358    50,434      (400)            -     143,994    4,230,544
Value Fund Institutional Class                      467,994    34,173    (2,934)        8,157     350,368    2,585,716
Vista Fund Institutional Class(2)                   374,202    25,331      (258)            -     141,249    2,149,810
Diversified Bond Fund Institutional Class         2,771,554   188,669    (3,880)      143,647   1,504,196   15,041,960
High-Yield Fund Institutional Class                 346,320    23,721      (597)       30,438     298,876    1,891,885
Inflation-Adjusted Bond Fund Institutional Class    346,108    23,894      (737)       22,256     170,800    1,883,924
Emerging Markets Fund Institutional Class           187,069    12,521        15             -     149,358    1,139,602
International Growth Fund Institutional Class       561,600    37,588       (87)            -     344,804    3,289,430
International Bond Fund Institutional Class         467,829    34,232    (2,938)            -     190,043    2,559,879
Premium Money Market Fund Investor Class            468,190    31,210         -        19,216   2,603,245    2,603,245
                                                 ---------------------------------------------------------------------
                                                 $9,359,242  $638,530  $(13,437)     $287,611              $51,978,634
                                                 =====================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2025 PORTFOLIO
OCTOBER 31, 2005

[american century investments logo and text logo]

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 55.0%
           471,673  Equity Growth Fund
                    Institutional Class                             $ 10,617,359
         1,637,539  Large Company Value Fund
                    Institutional Class                               10,644,004
           167,229  Real Estate Fund
                    Institutional Class                                4,513,511
           341,751  Small Company Fund
                    Institutional Class                                3,564,463
           367,387  Ultra Fund Institutional Class(2)                 10,793,829
           595,955  Value Fund Institutional Class                     4,398,148
           300,234  Vista Fund Institutional Class(2)                  4,569,561
                                                                 ---------------
                                                                      49,100,875
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.2%
         1,936,542  Diversified Bond Fund
                    Institutional Class                               19,365,420
           384,768  High-Yield Fund Institutional Class                2,435,581
           219,923  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,425,751
                                                                 ---------------
                                                                      24,226,752
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 12.7%
           381,728  Emerging Markets Fund
                    Institutional Class                                2,912,585
           880,485  International Growth Fund
                    Institutional Class                                8,399,827
                                                                 ---------------
                                                                      11,312,412
                                                                 ---------------
MONEY MARKET FUNDS - 5.0%
         4,430,131  Premium Money Market Fund
                    Investor Class                                     4,430,131
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   89,070,170
                                                                 ---------------
(Cost $86,995,089)

OTHER ASSETS AND LIABILITIES - 0.1%                                      100,127
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 89,170,297
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 87,019,327
                                                                 ===============
Gross tax appreciation of investments                              $  2,625,281
Gross tax depreciation of investments                                  (574,438)
                                                                 ---------------
Net tax appreciation of investments                                $  2,050,843
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                   OCTOBER 31, 2005
                                                   PURCHASE   SALES    REALIZED  DISTRIBUTIONS   SHARE        MARKET
FUND/UNDERLYING FUND                                 COST      COST   GAIN(LOSS)  RECEIVED(1)   BALANCE        VALUE
-----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2025 PORTFOLIO

Equity Growth Fund Institutional Class           $ 1,834,748  $11,115  $  (560)    $ 18,435       471,673   $10,617,359
Large Company Value Fund Institutional Class       1,835,236   10,892     (382)      38,586     1,637,539    10,644,004
Real Estate Fund Institutional Class                 764,061    4,822     (400)      33,985       167,229     4,513,511
Small Company Fund Institutional Class               611,473    3,782     (255)       6,042       341,751     3,564,463
Ultra Fund Institutional Class(2)                  1,834,447   11,000     (477)           -       367,387    10,793,829
Value Fund Institutional Class                       764,521    4,946     (554)      14,077       595,955     4,398,148
Vista Fund Institutional Class(2)                    764,351    4,721     (311)           -       300,234     4,569,561
Diversified Bond Fund Institutional Class          3,425,813   20,149     (524)     187,051     1,936,542    19,365,420
High-Yield Fund Institutional Class                  428,063    2,554      (94)      39,638       384,768     2,435,581
Inflation-Adjusted Bond Fund Institutional Class     427,953    2,546      (74)      28,980       219,923     2,425,751
Emerging Markets Fund Institutional Class            458,616    2,768     (123)           -       381,728     2,912,585
International Growth Fund Institutional Class      1,376,254    8,133     (239)           -       880,485     8,399,827
Premium Money Market Fund Investor Class             764,731    4,378        -       33,065     4,430,131     4,430,131
                                                 ----------------------------------------------------------------------
                                                 $15,290,267  $91,806  $(3,993)    $399,859                 $89,170,170
                                                 ======================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2035 PORTFOLIO
OCTOBER 31, 2005

[american century investments logo and text logo]

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 64.7%
           188,889  Equity Growth Fund
                    Institutional Class                            $   4,251,891
           655,914  Large Company Value Fund
                    Institutional Class                                4,263,441
            57,351  Real Estate Fund
                    Institutional Class                                1,547,903
           117,204  Small Company Fund
                    Institutional Class                                1,222,438
           147,093  Ultra Fund Institutional Class(2)                  4,321,592
           286,491  Value Fund Institutional Class                     2,114,304
           144,099  Vista Fund Institutional Class(2)                  2,193,187
                                                                 ---------------
                                                                      19,914,756
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 17.4%
           427,787  Diversified Bond Fund
                    Institutional Class                                4,277,870
            84,933  High-Yield Fund Institutional Class                  537,626
            48,557  Inflation-Adjusted Bond Fund
                    Institutional Class                                  535,584
                                                                 ---------------
                                                                       5,351,080
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.8%
           217,734  Emerging Markets Fund
                    Institutional Class                                1,661,310
           335,371  International Growth Fund
                    Institutional Class                                3,199,440
                                                                 ---------------
                                                                       4,860,750
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
           608,651  Premium Money Market Fund
                    Investor Class                                       608,651
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   30,735,237
                                                                 ---------------
(Cost $29,828,456)

OTHER ASSETS AND LIABILITIES - 0.1%                                       21,703
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  30,756,940
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 29,847,507
                                                                 ===============
Gross tax appreciation of investments                              $  1,000,778
Gross tax depreciation of investments                                  (113,048)
                                                                 ---------------
Net tax appreciation of investments                                $    887,730
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                  OCTOBER 31, 2005
                                                   PURCHASE    SALES     REALIZED  DISTRIBUTIONS   SHARE     MARKET
FUND/UNDERLYING FUND                                 COST      COST     GAIN(LOSS)  RECEIVED(1)   BALANCE     VALUE
----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2035 PORTFOLIO

Equity Growth Fund Institutional Class            $  899,421  $ 50,220  $ (1,039)     $  7,228    188,889  $ 4,251,891
Large Company Value Fund Institutional Class         899,875    50,125      (968)       15,132    655,914    4,263,441
Real Estate Fund Institutional Class                 320,709    18,801    (1,159)       11,413     57,351    1,547,903
Small Company Fund Institutional Class               256,851    14,594      (526)        2,029    117,204    1,222,438
Ultra Fund Institutional Class(2)                    899,181    51,138    (1,914)            -    147,093    4,321,592
Value Fund Institutional Class                       449,823    27,238    (2,658)        6,625    286,491    2,114,304
Vista Fund Institutional Class(2)                    449,562    24,984      (373)            -    144,099    2,193,187
Diversified Bond Fund Institutional Class            925,489    51,502      (944)       40,524    427,787    4,277,870
High-Yield Fund Institutional Class                  115,560     6,539      (203)        8,580     84,933      537,626
Inflation-Adjusted Bond Fund Institutional Class     115,419     6,430       (97)        6,303     48,557      535,584
Emerging Markets Fund Institutional Class            321,235    17,592       (18)            -    217,734    1,661,310
International Growth Fund Institutional Class        642,666    35,388      (272)            -    335,371    3,199,440
Premium Money Market Fund Investor Class             128,554     7,021         -         4,456    608,651      608,651
                                                  --------------------------------------------------------------------
                                                  $6,424,345  $361,572  $(10,171)     $102,290             $30,735,237
                                                  ====================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2045 PORTFOLIO
OCTOBER 31, 2005

[american century investments logo and text logo]

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 69.6%
           117,651  Equity Growth Fund
                    Institutional Class                            $   2,648,324
           408,542  Large Company Value Fund
                    Institutional Class                                2,655,523
            33,339  Real Estate Fund
                    Institutional Class                                  899,820
            85,217  Small Company Fund
                    Institutional Class                                  888,813
            91,619  Ultra Fund Institutional Class(2)                  2,691,767
           178,376  Value Fund Institutional Class                     1,316,415
            89,910  Vista Fund Institutional Class(2)                  1,368,430
                                                                 ---------------
                                                                      12,469,092
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.8%
           152,561  Emerging Markets Fund
                    Institutional Class                                1,164,040
           175,818  International Growth Fund
                    Institutional Class                                1,677,304
                                                                 ---------------
                                                                       2,841,344
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 12.5%
           179,459  Diversified Bond Fund
                    Institutional Class                                1,794,589
            35,620  High-Yield Fund Institutional Class                  225,475
            20,354  Inflation-Adjusted Bond Fund
                    Institutional Class                                  224,505
                                                                 ---------------
                                                                       2,244,569
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
           353,835  Premium Money Market Fund
                    Investor Class                                       353,835
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   17,908,840
                                                                 ---------------
(Cost $17,191,165)

OTHER ASSETS AND LIABILITIES - 0.1%                                        9,450
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  17,918,290
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 17,271,033
                                                                 ===============
Gross tax appreciation of investments                              $    721,245
Gross tax depreciation of investments                                   (83,438)
                                                                 ---------------
Net tax appreciation of investments                                $    637,807
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                 OCTOBER 31, 2005
                                                   PURCHASE    SALES    REALIZED  DISTRIBUTIONS  SHARE      MARKET
FUND/UNDERLYING FUND                                 COST       COST   GAIN(LOSS)  RECEIVED(1)  BALANCE      VALUE
--------------------------------------------------------------------------------------------------------------------
MY RETIREMENT 2045 PORTFOLIO

Equity Growth Fund Institutional Class            $  535,186  $ 65,259  $(1,157)    $ 4,689     117,651  $ 2,648,324
Large Company Value Fund Institutional Class         535,679    65,114   (1,082)      9,819     408,542    2,655,523
Real Estate Fund Institutional Class                 177,806    22,653   (1,228)      6,909      33,339      899,820
Small Company Fund Institutional Class               178,250    22,102     (713)      1,536      85,217      888,813
Ultra Fund Institutional Class(2)                    535,067    66,487   (2,377)          -      91,619    2,691,767
Value Fund Institutional Class                       267,703    34,081   (2,060)      4,299     178,376    1,316,415
Vista Fund Institutional Class(2)                    267,501    32,346     (288)          -      89,910    1,368,430
Emerging Markets Fund Institutional Class            214,112    25,392      243           -     152,561    1,164,040
International Growth Fund Institutional Class        321,186    38,667     (224)          -     175,818    1,677,304
Diversified Bond Fund Institutional Class            371,193    45,240     (830)     17,634     179,459    1,794,589
High-Yield Fund Institutional Class                   46,252     5,735     (166)      3,734      35,620      225,475
Inflation-Adjusted Bond Fund Institutional Class      46,141     5,649      (65)      2,729      20,354      224,505
Premium Money Market Fund Investor Class              71,419     8,538        -       2,686     353,835      353,835
                                                  ------------------------------------------------------------------
                                                  $3,567,495  $437,263  $(9,947)    $54,035              $17,908,840
                                                  ==================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT INCOME PORTFOLIO
OCTOBER 31, 2005

[american century investments logo and text logo]

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 44.4%
           877,225  Diversified Bond Fund
                    Institutional Class                            $   8,772,250
           174,071  High-Yield Fund Institutional Class                1,101,869
            99,678  Inflation-Adjusted Bond Fund
                    Institutional Class                                1,099,448
                                                                 ---------------
                                                                      10,973,567
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 35.4%
            80,564  Income & Growth Fund
                    Institutional Class                                2,466,870
           325,923  Large Company Value Fund
                    Institutional Class                                2,118,500
            46,890  Real Estate Fund
                    Institutional Class                                1,265,561
            35,883  Small Company Fund
                    Institutional Class                                  374,260
            42,935  Ultra Fund Institutional Class(2)                  1,261,430
           100,434  Value Fund Institutional Class                       741,203
            33,650  Vista Fund Institutional Class(2)                    512,153
                                                                 ---------------
                                                                       8,739,977
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 9.9%
           181,995  International Bond Fund
                    Institutional Class                                2,451,473
                                                                 ---------------
MONEY MARKET FUNDS - 10.1%
         2,495,692  Premium Money Market Fund
                    Investor Class                                     2,495,692
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   24,660,709
                                                                 ---------------
(Cost $24,700,917)

OTHER ASSETS AND LIABILITIES - 0.2%                                       45,965
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  24,706,674
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 24,753,630
                                                                 ===============
Gross tax appreciation of investments                              $    261,368
Gross tax depreciation of investments                                  (354,289)
                                                                 ---------------
Net tax depreciation of investments                                $    (92,921)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                   OCTOBER 31, 2005
                                                  PURCHASE      SALES    REALIZED  DISTRIBUTIONS  SHARE       MARKET
FUND/UNDERLYING FUND                                COST        COST    GAIN(LOSS)  RECEIVED(1)  BALANCE      VALUE
----------------------------------------------------------------------------------------------------------------------
MY RETIREMENT INCOME PORTFOLIO

Diversified Bond Fund Institutional Class        $2,456,699  $  503,317  $ (8,780)   $ 84,813     877,225  $ 8,772,250
High-Yield Fund Institutional Class                 306,976      63,609    (1,744)     17,947     174,071    1,101,869
Inflation-Adjusted Bond Fund Institutional Class    306,869      62,917      (997)     13,154      99,678    1,099,448
Income & Growth Fund Institutional Class            681,822     142,268    (4,630)     10,594      80,564    2,466,870
Large Company Value Fund Institutional Class        579,977     119,511    (2,718)      7,769     325,923    2,118,500
Real Estate Fund Institutional Class                340,607      73,479    (4,529)      9,643      46,890    1,265,561
Small Company Fund Institutional Class              102,124      21,762    (1,029)        642      35,883      374,260
Ultra Fund Institutional Class(2)                   340,603      71,464    (2,552)          -      42,935    1,261,430
Value Fund Institutional Class                      204,538      44,650    (3,382)      2,401     100,434      741,203
Vista Fund Institutional Class(2)                   136,153      28,614    (1,035)          -      33,650      512,153
International Bond Fund Institutional Class         682,243     148,420   (10,943)          -     181,995    2,451,473
Premium Money Market Fund Investor Class            682,471     137,356         -      18,643   2,495,692    2,495,692
                                                 ---------------------------------------------------------------------
                                                 $6,821,082  $1,417,367  $(42,339)   $165,606              $24,660,709
                                                 =====================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY CONSERVATIVE
OCTOBER 31, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 39.2%
           474,422  Diversified Bond Fund
                    Investor Class                                 $   4,744,221
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 25.5%
            27,451  Equity Growth Fund Investor Class                    617,373
            15,133  Growth Fund Investor Class                           299,633
           148,750  Large Company Value Fund
                    Investor Class                                       966,875
             9,735  Real Estate Fund Investor Class                      262,553
            11,967  Small Company Fund
                    Investor Class                                       124,576
            80,861  Value Fund Investor Class                            595,946
            15,094  Vista Fund Investor Class(2)                         226,259
                                                                 ---------------
                                                                       3,093,215
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 9.9%
            89,564  International Bond Fund
                    Investor Class                                     1,203,740
                                                                 ---------------
MONEY MARKET FUNDS - 25.2%
         3,058,566  Prime Money Market Fund
                    Investor Class                                     3,058,566
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   12,099,742
                                                                 ---------------
(Cost $12,137,539)

OTHER ASSETS AND LIABILITIES - 0.2%                                       23,102
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  12,122,844
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 12,195,668
                                                                 ===============
Gross tax appreciation of investments                              $     76,270
Gross tax depreciation of investments                                  (172,196)
                                                                 ---------------
Net tax depreciation of investments                                $    (95,926)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                             OCTOBER 31, 2005
                                          PURCHASE      SALES    REALIZED   DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND                        COST        COST    GAIN (LOSS)   RECEIVED(1)   BALANCE      VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified Bond Fund Investor Class     $1,380,236  $  545,051  $ (9,605)      $45,571      474,422  $ 4,744,221
Equity Growth Fund Investor Class           176,425      70,722    (1,885)          829       27,451      617,373
Growth Fund Investor Class                  105,709      42,127      (771)            -       15,133      299,633
Large Company Value Fund Investor Class     265,327     105,122    (2,108)        3,281      148,750      966,875
Real Estate Fund Investor Class              70,033      28,486      (806)        1,986        9,735      262,553
Small Company Fund Investor Class            35,162      14,260      (455)           45       11,967      124,576
Value Fund Investor Class                   159,088      63,577    (1,747)        1,746       80,861      595,946
Vista Fund Investor Class(2)                 70,404      28,206      (646)            -       15,094      226,259
International Bond Fund Investor Class      389,035     159,434    (8,362)            -       89,564    1,203,740
Prime Money Market Fund Investor Class      884,877     343,196         -        22,857    3,058,566    3,058,566
                                         ------------------------------------------------------------------------
                                         $3,536,296  $1,400,181  $(26,385)      $76,315               $12,099,742
                                         ========================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): CONSERVATIVE
OCTOBER 31, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 39.7%
           223,045  Equity Growth Fund
                    Investor Class                                  $  5,016,282
           132,708  Growth Fund Investor Class                         2,627,618
           924,852  Large Company Value Fund
                    Investor Class                                     6,011,538
            44,066  Real Estate Fund Investor Class                    1,188,460
            81,177  Small Company Fund
                    Investor Class                                       845,053
           494,179  Value Fund Investor Class                          3,642,099
           163,187  Vista Fund Investor Class(2)                       2,446,173
                                                                 ---------------
                                                                      21,777,223
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 35.9%
         1,971,541  Diversified Bond Fund
                    Investor Class                                    19,715,410
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 8.0%
           328,323  International Bond Fund
                    Investor Class                                     4,412,661
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.3%
           362,443  International Growth Fund
                    Investor Class                                     3,446,833
                                                                 ---------------
MONEY MARKET FUNDS - 10.0%
         5,496,834  Prime Money Market Fund
                    Investor Class                                     5,496,834
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   54,848,961
                                                                 ---------------
(Cost $54,736,989)

OTHER ASSETS AND LIABILITIES - 0.1%                                       73,816
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 54,922,777
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 54,801,287
                                                                 ===============
Gross tax appreciation of investments                              $    698,795
Gross tax depreciation of investments                                  (651,121)
                                                                 ---------------
Net tax appreciation of investments                                $     47,674
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                 OCTOBER 31, 2005
                                             PURCHASE     SALES    REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND                           COST        COST   GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity Growth Fund Investor Class         $ 1,150,342   $ 27,474   $  (477)      $   6,220     223,045   $ 5,016,282
Growth Fund Investor Class                    670,830     16,042      (311)              -     132,708     2,627,618
Large Company Value Fund Investor Class     1,342,633     31,664      (267)         18,882     924,852     6,011,538
Real Estate Fund Investor Class               255,040      6,428      (348)          8,328      44,066     1,188,460
Small Company Fund Investor Class             191,532      4,669      (139)            281      81,177       845,053
Value Fund Investor Class                     799,099     20,401    (1,690)          9,888     494,179     3,642,099
Vista Fund Investor Class(2)                  575,068     13,818      (322)              -     163,187     2,446,173
Diversified Bond Fund Investor Class        4,603,680    109,422    (1,809)        178,337   1,971,541    19,715,410
International Bond Fund Investor Class      1,150,533     28,737    (1,798)              -     328,323     4,412,661
International Growth Fund Investor Class      767,046     18,062       (81)              -     362,443     3,446,833
Prime Money Market Fund Investor Class      1,278,842     29,885         -          38,683   5,496,834     5,496,834
                                          --------------------------------------------------------------------------
                                          $12,784,645   $306,602   $(7,242)      $ 260,619               $54,848,961
                                          ==========================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): MODERATE
OCTOBER 31, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 50.3%
           873,372  Equity Growth Fund
                    Investor Class                                  $ 19,642,136
           496,802  Growth Fund Investor Class                         9,836,680
         1,754,722  Large Company Value Fund
                    Investor Class                                    11,405,693
            97,097  Real Estate Fund Investor Class                    2,618,706
           238,113  Small Company Fund
                    Investor Class                                     2,478,756
           881,364  Value Fund Investor Class                          6,495,653
           607,345  Vista Fund Investor Class(2)                       9,104,102
                                                                 ---------------
                                                                      61,581,726
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 25.7%
         2,800,984  Diversified Bond Fund
                    Investor Class                                    28,009,840
           558,275  High-Yield Fund Investor Class                     3,533,881
                                                                 ---------------
                                                                      31,543,721
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.7%
           709,479  Emerging Markets Fund
                    Investor Class                                     5,342,377
         1,332,397  International Growth Fund
                    Investor Class                                    12,671,095
                                                                 ---------------
                                                                      18,013,472
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 3.3%
           296,587  International Bond Fund
                    Investor Class                                     3,986,129
                                                                 ---------------
MONEY MARKET FUNDS - 5.9%
         7,273,116  Prime Money Market Fund
                    Investor Class                                     7,273,116
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  122,398,164
                                                                 ---------------
(Cost $120,700,216)

OTHER ASSETS AND LIABILITIES - 0.1%                                      122,942
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $122,521,106
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $120,763,095
                                                                 ===============
Gross tax appreciation of investments                              $  2,533,804
Gross tax depreciation of investments                                  (898,735)
                                                                 ---------------
Net tax appreciation of investments                                $  1,635,069
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                             OCTOBER 31, 2005
                                          PURCHASE     SALES    REALIZED   DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND                        COST        COST   GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
-----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity Growth Fund Investor Class        $ 4,331,109  $ 56,681  $ (2,326)     $ 24,285      873,372  $ 19,642,136
Growth Fund Investor Class                 2,300,665    29,843      (962)            -      496,802     9,836,680
Large Company Value Fund Investor Class    2,436,466    31,349      (781)       35,745    1,754,722    11,405,693
Real Estate Fund Investor Class              540,540     7,296      (468)       18,300       97,097     2,618,706
Small Company Fund Investor Class            541,120     7,222      (423)          821      238,113     2,478,756
Value Fund Investor Class                  1,353,463    18,773    (1,789)       17,612      881,364     6,495,653
Vista Fund Investor Class(2)               2,030,089    26,712    (1,238)            -      607,345     9,104,102
Diversified Bond Fund Investor Class       6,226,726    79,486    (1,391)      253,132    2,800,984    28,009,840
High-Yield Fund Investor Class               812,037    10,434      (241)       54,584      558,275     3,533,881
Emerging Markets Fund Investor Class       1,082,756    13,934      (346)            -      709,479     5,342,377
International Growth Fund Investor Class   2,707,100    34,796      (832)            -    1,332,397    12,671,095
International Bond Fund Investor Class     1,082,546    14,742    (1,142)            -      296,587     3,986,129
Prime Money Market Fund Investor Class     1,624,410    20,372         -        51,078    7,273,116     7,273,116
                                         ------------------------------------------------------------------------
                                         $27,069,027  $351,640  $(11,939)     $455,557               $122,398,164
                                         ========================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): AGGRESSIVE
OCTOBER 31, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 59.8%
           533,763  Equity Growth Fund
                    Investor Class                                  $ 12,004,330
           607,486  Growth Fund Investor Class                        12,028,222
         1,056,277  Large Company Value Fund
                    Investor Class                                     6,865,801
            65,347  Real Estate Fund Investor Class                    1,762,409
           180,730  Small Company Fund
                    Investor Class                                     1,881,399
           510,623  Value Fund Investor Class                          3,763,292
           775,032  Vista Fund Investor Class(2)                      11,617,730
                                                                 ---------------
                                                                      49,923,183
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 19.7%
           775,455  Emerging Markets Fund
                    Investor Class                                     5,839,176
         1,121,377  International Growth Fund
                    Investor Class                                    10,664,295
                                                                 ---------------
                                                                      16,503,471
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 18.0%
         1,099,670  Diversified Bond Fund
                    Investor Class                                    10,996,700
           628,145  High-Yield Fund Investor Class                     3,976,158
                                                                 ---------------
                                                                      14,972,858
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 0.3%
            17,817  International Bond Fund
                    Investor Class                                       239,460
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         1,634,660  Prime Money Market Fund
                    Investor Class                                     1,634,660
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   83,273,632
                                                                 ---------------
(Cost $81,260,909)

OTHER ASSETS AND LIABILITIES - 0.2%                                      126,223
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 83,399,855
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 81,294,473
                                                                 ===============
Gross tax appreciation of investments                              $  2,337,342
Gross tax depreciation of investments                                  (358,183)
                                                                 ---------------
Net tax appreciation of investments                                $  1,979,159
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                                OCTOBER 31, 2005
                                            PURCHASE     SALES     REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND                          COST        COST    GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity Growth Fund Investor Class         $ 2,873,221   $ 33,449   $    57       $ 14,268      533,763   $12,004,330
Growth Fund Investor Class                  2,972,459     34,649        17              -      607,486    12,028,222
Large Company Value Fund Investor Class     1,585,467     18,459        28         20,726    1,056,277     6,865,801
Real Estate Fund Investor Class               395,564      4,614        31         11,859       65,347     1,762,409
Small Company Fund Investor Class             445,648      5,165        33            600      180,730     1,881,399
Value Fund Investor Class                     842,132     10,535      (713)         9,849      510,623     3,763,292
Vista Fund Investor Class(2)                2,774,382     32,198       146              -      775,032    11,617,730
Emerging Markets Fund Investor Class        1,288,075     14,920       102              -      775,455     5,839,176
International Growth Fund Investor Class    2,477,242     28,853        27              -    1,121,377    10,664,295
Diversified Bond Fund Investor Class        2,576,289     30,685      (651)        96,818    1,099,670    10,996,700
High-Yield Fund Investor Class                990,826     11,817      (267)        59,476      628,145     3,976,158
International Bond Fund Investor Class        197,748      2,322         -              -       17,817       239,460
Prime Money Market Fund Investor Class        396,373      4,621         -         11,130    1,634,660     1,634,660
                                          --------------------------------------------------------------------------
                                          $19,815,426   $232,287   $(1,190)      $224,726                $83,273,632
                                          ==========================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY AGGRESSIVE
OCTOBER 31, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 72.4%
           252,321  Equity Growth Fund
                    Investor Class                                 $   5,674,699
           287,921  Growth Fund Investor Class                         5,700,836
           506,107  Large Company Value Fund
                    Investor Class                                     3,289,696
            25,320  Real Estate Fund Investor Class                      682,880
            77,415  Small Company Fund
                    Investor Class                                       805,890
           251,393  Value Fund Investor Class                          1,852,766
           362,233  Vista Fund Investor Class(2)                       5,429,873
                                                                 ---------------
                                                                      23,436,640
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 23.7%
           344,459  Emerging Markets Fund
                    Investor Class                                     2,593,776
           536,313  International Growth Fund
                    Investor Class                                     5,100,337
                                                                 ---------------
                                                                       7,694,113
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 1.7%
            53,463  Diversified Bond Fund
                    Investor Class                                       534,630
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 0.3%
             6,227  International Bond Fund
                    Investor Class                                        83,691
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
           631,441  Prime Money Market Fund
                    Investor Class                                       631,441
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                  32,380,515
                                                                 ---------------
(Cost $31,321,707)

OTHER ASSETS AND LIABILITIES(3)                                            9,731
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  32,390,246
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. (See Note 3 in Supplementary Notes to Schedule of
    Investments).
(2) Non-income producing.
(3) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of October 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 31,356,181
                                                                 ===============
Gross tax appreciation of investments                              $  1,052,306
Gross tax depreciation of investments                                   (27,972)
                                                                 ---------------
Net tax appreciation of investments                                $  1,024,334
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

                                                                                           OCTOBER 31, 2005
                                           PURCHASE     SALES   REALIZED  DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND                         COST       COST   GAIN (LOSS)  RECEIVED(1)  BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity Growth Fund Investor Class         $1,267,354  $ 19,465  $  (575)     $ 6,777      252,321  $ 5,674,699
Growth Fund Investor Class                 1,303,095    19,941     (527)           -      287,921    5,700,836
Large Company Value Fund Investor Class      714,160    10,819     (196)       9,960      506,107    3,289,696
Real Estate Fund Investor Class              142,125     2,308     (136)       4,618       25,320      682,880
Small Company Fund Investor Class            178,251     2,798     (123)         258       77,415      805,890
Value Fund Investor Class                    392,660     6,424     (560)       4,857      251,393    1,852,766
Vista Fund Investor Class(2)               1,213,911    18,720     (639)           -      362,233    5,429,873
Emerging Markets Fund Investor Class         535,554     8,170     (191)           -      344,459    2,593,776
International Growth Fund Investor Class   1,106,990    16,772     (298)           -      536,313    5,100,337
Diversified Bond Fund Investor Class          71,132     1,093      (11)       5,030       53,463      534,630
International Bond Fund Investor Class        71,037     1,082       (6)           -        6,227       83,691
Prime Money Market Fund Investor Class       142,841     2,124        -        4,352      631,441      631,441
                                          --------------------------------------------------------------------
                                          $7,139,110  $109,716  $(3,262)     $35,852               $32,380,515
                                          ====================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:   /s/ William M. Lyons
      --------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: December 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ---------------------------------------
      Name:   William M. Lyons
      Title:  President
             (principal executive officer)

Date: December 20, 2005

By:   /s/ Maryanne L. Roepke
      ---------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date: December 20, 2005